Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment Customer	Dec. 31, 2011 Investment Customer	Dec. 31, 2010 Customer Investment
Summary Of Significant Accounting Policies [Line Items]
Net realized and unrealized foreign currency exchange transaction gains	$ 7,900,000	$ 22,900,000	$ 9,800,000
Restricted cash	3,076,000	8,987,000
Depreciation expense related to property, plant and equipment	109,700,000	83,700,000	67,700,000
Discount rates, Minimum	11.00%	11.00%	12.50%
Discount rates, Maximum	15.00%	14.50%	13.00%
Projected compound average revenue growth rates, Minimum	3.00%	4.90%	6.00%
Projected compound average revenue growth rates, Maximum	8.10%	10.00%	10.00%
Terminal value growth rates		4.00%	4.00%
Multiples of revenue, Minimum	0.9	0.8	1.0
Multiples of revenue, Maximum	2.4	2.6	2.8
Multiples of EBITDA, Minimum	6.1	5.6	7.5
Multiples of EBITDA, Maximum	8.9	9.3	10.0
Required goodwill impairment charge		383,600,000	1,000,000,000
Acquisition-related costs in general and administrative expense	9,700,000	11,500,000	8,200,000
Vesting Period		4 years
Granted vesting schedule		25.00%
Advertising costs	22,600,000	9,900,000	14,400,000
Individual customer's accounts receivable balance in excess of ten percentage	0	0	0
Individual customer's accounts receivable balance in excess of ten percentage	0	0
Concentration of credit risk	10.00%	10.00%	10.00%
Concentration of credit risk	10.00%	10.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Terminal value growth rates	3.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Terminal value growth rates	4.00%
Professional Diagnostics [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value of net assets	7.90%
Health Information Solutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value of net assets	9.40%
Consumer Diagnostics [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value of net assets	27.20%
Machinery, laboratory equipment and tooling [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Machinery, laboratory equipment and tooling [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Building [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Building [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	61 years
Computer software and equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Computer software and equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Furniture and fixtures [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Furniture and fixtures [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	16 years
Axis-Shield [Member]
Summary Of Significant Accounting Policies [Line Items]
Purchase amount of the remaining outstanding shares		$ 5,300,000